GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following presents total revenues for the six months ended June 30, 2015 and 2014.

	Six months ended June 30,
	2015	2014
	Unaudited

Americas	$37,076	$37,170
Europe	18,204	21,093
Far East	10,977	10,771
Israel	3,628	4,483

	$69,885	$73,517

Long-lived Assets by Geographic Areas [Table Text Block]
The following presents long-lived assets as of June 30, 2015 and December 31, 2014.

	June 30, 2015	December 31, 2014
	Unaudited	Audited

Israel	$3,954	$3,576
Americas	123	141
Europe	58	56
Far East	91	83

	$4,226	$3,856

Revenue from External Customers by Products and Services [Table Text Block]
Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Six months ended June 30,
	2015	2014
	Unaudited

Networking	$61,111	$64,103
Technology	8,774	9,414

	$69,885	$73,517